Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 7: Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at December 31, 2024, and 2023:

	December 31,	December 31,
	2024	2023
Trade accounts payable	$3,677,455	$7,094,334
Accrued payroll and payroll taxes	489,606	743,778
Total accounts payable and accrued liabilities	$4,167,061	$7,838,112